UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Accumulative Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 12.33%
Boeing Company (The)	275	$15,771
General Dynamics Corporation	710	52,270
Ladish Co., Inc. (A)(B)	139	2,816
Precision Castparts Corp. (A)	460	36,239
Raytheon Company	735	39,330
Rockwell Collins, Inc.	630	30,296
United Technologies Corporation (A)	400	24,024
		200,746
Airlines - 1.08%
Southwest Airlines Co. (A)	1,209	17,535

Apparel, Accessories & Luxury Goods - 1.01%
Coach, Inc. (A)(B)	580	14,523
Under Armour, Inc., Class A (B)	60	1,906
		16,429
Asset Management & Custody Banks - 1.19%
Janus Capital Group Inc. (A)	800	19,424

Automobile Manufacturers - 0.56%
Honda Motor Co., Ltd., ADR	300	9,033

Biotechnology - 1.09%
Amgen Inc. (A)(B)	300	17,766

Brewers - 0.59%
Molson Coors Brewing Company, Class B	206	9,607

Communications Equipment - 3.75%
Cisco Systems, Inc. (B)	1,300	29,315
Nokia Corporation, Series A, ADR	760	14,174
QUALCOMM Incorporated	100	4,298
Research In Motion Limited (B)	195	13,310
		61,097
Computer Hardware - 5.34%
Apple Inc. (A)(B)	220	25,011
Hewlett-Packard Company	1,340	61,961
		86,972
Construction & Engineering - 2.59%
Chicago Bridge & Iron Company N.V., NY Shares	660	12,698
Fluor Corporation (A)	250	13,925
Foster Wheeler Ltd. (A)(B)	430	15,534
		42,157
Construction & Farm Machinery & Heavy Trucks - 3.86%
Bucyrus International, Inc., Class A (A)	515	22,990
Deere & Company (A)	595	29,453
Manitowoc Company, Inc. (The)	670	10,418
		62,861
Data Processing & Outsourced Services - 0.53%
Visa Inc., Class A	140	8,595

Department Stores - 1.05%
Kohl's Corporation (A)(B)	350	16,128
Nordstrom, Inc. (A)	35	1,009
		17,137
Electric Utilities - 1.71%
Allegheny Energy, Inc.	240	8,825
Exelon Corporation	305	19,099
		27,924
Environmental & Facilities Services - 0.52%
Waste Connections, Inc. (B)	250	8,575

Fertilizers & Agricultural Chemicals - 2.11%
Monsanto Company (A)	310	30,684
Scotts Miracle-Gro Company (The)	155	3,664
		34,348
Gas Utilities - 1.07%
Equitable Resources, Inc.	475	17,428

Health Care Equipment - 1.16%
Hologic, Inc. (B)	975	18,778

Health Care Supplies - 0.39%
DENTSPLY International Inc.	170	6,381

Household Products - 1.90%
Procter & Gamble Company (The)	445	31,012

Hypermarkets & Super Centers - 1.44%
Costco Wholesale Corporation (A)	315	20,451
Wal-Mart Stores, Inc.	50	2,995
		23,446
Independent Power Producers & Energy Traders - 1.78%
Mirant Corporation (A)(B)	650	11,888
NRG Energy, Inc. (B)	690	17,078
		28,966
Industrial Machinery - 0.89%
Illinois Tool Works Inc.	325	14,446

Integrated Oil & Gas - 6.43%
Chevron Corporation	300	24,744
ConocoPhillips	270	19,778
Exxon Mobil Corporation	775	60,186
		104,708
Investment Banking & Brokerage - 1.98%
Goldman Sachs Group, Inc. (The) (A)	252	32,256

Metal & Glass Containers - 0.66%
Pactiv Corporation (B)	430	10,677

Oil & Gas Drilling - 2.55%
Patterson-UTI Energy, Inc. (A)	840	16,813
Transocean Inc. (A)	225	24,714
		41,527
Oil & Gas Equipment & Services - 4.60%
Schlumberger Limited (A)	695	54,272
Smith International, Inc. (A)	350	20,524
		74,796
Oil & Gas Exploration & Production - 0.27%
Ultra Petroleum Corp. (A)(B)	80	4,427

Other Diversified Financial Services - 2.46%
Citigroup Inc. (A)	745	15,280
J.P. Morgan Chase & Co. (A)	530	24,751
		40,031
Paper Packaging - 0.94%
Sealed Air Corporation	700	15,393

Pharmaceuticals - 1.27%
Abbott Laboratories (A)	360	20,729

Railroads - 2.01%
Union Pacific Corporation (A)	460	32,734

Restaurants - 3.95%
Jack in the Box Inc. (B)	150	3,165
McDonald's Corporation (A)	550	33,935
YUM! Brands, Inc.	835	27,229
		64,329
Soft Drinks - 3.86%
Coca-Cola Company (The)	650	34,372
PepsiCo, Inc. (A)	400	28,508
		62,880
Specialized Finance - 1.90%
CME Group Inc. (A)	80	30,880

Specialty Chemicals - 1.23%
Albemarle Corporation	651	20,065

Steel - 0.38%
Allegheny Technologies Incorporated (A)	210	6,205

Systems Software - 3.89%
Microsoft Corporation	2,375	63,365

Tobacco - 3.87%
Altria Group, Inc.	450	8,928
Lorillard, Inc. (A)	340	24,191
Philip Morris International Inc.	620	29,822
		62,941
Wireless Telecommunication Service - 0.82%
NII Holdings, Inc. (A)(B)	350	13,267

TOTAL COMMON STOCKS - 91.01%		$1,481,873
(Cost: $1,443,664)

CALL OPTIONS	Number of Contracts
Google Inc., Class A,
Dec/660, Expires 12-22-08	- *	$21
Precision Castparts Corp.,
Dec/140, Expires 12-22-08	2	15

TOTALCALL OPTIONS - 0.00%		$36
(Cost: $759)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 7.70%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$4,419	4,419
Automatic Data Processing Inc.,
2.000%, 10-1-08	5,000	5,000
BP Capital Markets p.l.c.,
2.050%, 10-23-08	5,000	4,994
Campbell Soup Co.,
2.060%, 10-3-08	2,000	2,000
Caterpillar Inc.,
2.150%, 10-30-08	5,000	4,991
E.I. du Pont de Nemours and Company,
2.100%, 10-22-08	10,000	9,988
Emerson Electric Co.,
2.050%, 10-31-08	15,000	14,974
Illinois Tool Works Inc.,
2.090%, 10-9-08	4,000	3,998
Johnson & Johnson,
2.035%, 11-3-08	10,000	9,981
PepsiCo, Inc.:
2.050%, 10-2-08	8,000	8,000
2.040%, 10-9-08	10,000	9,996
Praxair Inc.,
2.050%, 10-10-08	5,000	4,997
Sara Lee Corporation,
2.770%, 10-6-08	5,000	4,998
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
2.200%, 10-7-08	2,000	1,999
2.100%, 10-8-08	8,000	7,997
Toyota Motor Credit Corporation:
4.500%, 10-1-08	10,000	10,000
2.650%, 10-7-08	2,000	1,999
United Parcel Service, Inc.,
1.550%, 10-2-08	10,000	10,000
Walt Disney Company (The),
2.000%, 10-22-08	5,000	4,994
		125,325

United States Government Obligations - 1.29%
United States Treasury Bills:
0.300%, 10-23-08	10,000	9,998
0.100%, 10-23-08	7,000	7,000
0.320%, 10-30-08	4,000	3,999
		20,997

TOTAL SHORT-TERM SECURITIES - 8.99%		$146,322
(Cost: $146,322)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,628,231
(Cost: $1,590,745)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,481,873	$(30,163)
Level 2 - Other Significant Observable Inputs	146,322	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$1,628,195	$(30,163)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)Securities serve as cover for the following written options outstanding at September 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Abbott Laboratories:	2	January/65.0	$174	$146
Allegheny Technologies Incorporated:	1	January/60.0	63	12
Amgen Inc.:	1	January/75.0	215	85
	-*	January/80.0	29	7
Apple Inc.:	-*	January/175.0	179	74
Bucyrus International, Inc., Class A:	2	October/60.0	200	31
	1	January/70.0	291	64
Citigroup Inc.:	1	January/25.0	77	152
CME Group Inc.:	-*	December/410.0	85	172
	-*	December/420.0	208	452
	-*	December/450.0	1	2
	-*	January/410.0	327	549
	-*	January/460.0	645	745
Coach, Inc.:	3	January/40.0	289	43
Costco Wholesale Corporation:	1	January/80.0	163	73
Deere & Company:	1	January/80.0	150	32
Fluor Corporation:	1	October/77.5	59	5
	-*	January/85.0	73	22
	-*	January/87.5	118	47
	-*	January/92.5	114	26
Foster Wheeler Ltd.:	1	January/60.0	116	36
	-*	January/62.5	33	11
Goldman Sachs Group, Inc. (The):	-*	January/170.0	18	11
	-*	January/195.0	173	21
J.P. Morgan Chase & Co.:	1	November/50.0	106	314
	1	January/45.0	142	669
Janus Capital Group Inc.:	1	December/35.0	106	25
	2	January/30.0	221	201
Kohl's Corporation:	2	January/60.0	510	232
	1	January/70.0	114	26
Ladish Co., Inc.:	1	January/35.0	129	28
Lorillard, Inc.:	1	January/85.0	176	180
	1	January/90.0	124	122
McDonald's Corporation:	1	December/70.0	193	79
Mirant Corporation:	2	December/35.0	189	39
Monsanto Company:	1	October/140.0	88	5
	1	January/150.0	232	77
	1	January/165.0	127	42
NII Holdings, Inc.:	-*	December/55.0	128	24
	1	December/60.0	115	21
	1	January/60.0	244	29
Nordstrom, Inc.:	-*	January/40.0	31	15
	-*	January/45.0	9	3
Patterson-UTI Energy, Inc.:	2	January/35.0	241	37
PepsiCo, Inc.:	1	January/80.0	70	55
Precision Castparts Corp.:	1	December/120.0	185	17
Schlumberger Limited:	3	January/110.0	622	278
	1	January/120.0	385	59
Smith International, Inc.:	1	January/85.0	124	49
	1	January/90.0	313	50
Southwest Airlines Co.:	4	December/17.5	322	160
	5	January/17.5	510	288
Transocean Inc.:	1	January/155.0	36	13
	-*	January/160.0	64	28
Ultra Petroleum Corp.:	-*	December/90.0	81	18
Union Pacific Corporation:	1	November/87.5	155	78
	1	November/90.0	155	57
	1	January/95.0	227	82
United Technologies Corporation:	1	January/75.0	117	62

			$10,391	$6,280

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.:	1	January/115.0	$156	$748
Bucyrus International, Inc., Class A:	1	October/50.0	185	875
	1	January/42.5	206	1,112
Coach, Inc.:	1	January/22.5	144	312
ConocoPhillips:	1	November/65.0	68	216
Costco Wholesale Corporation:	-*	January/50.0	36	41
	1	January/55.0	177	164
Deere & Company:	1	December/55.0	213	1,048
	1	January/52.5	184	880
	1	January/55.0	269	1,112
Fluor Corporation:	1	October/75.0	255	2,364
	1	January/50.0	89	256
General Dynamics Corporation:	1	January/75.0	168	972
Gilead Sciences, Inc.:	2	January/42.5	161	497
	3	January/45.0	438	1,294
Goldman Sachs Group, Inc. (The):	1	October/125.0	115	307
	-*	October/140.0	119	492
	-*	January/115.0	158	389
Google Inc., Class A:	-*	December/400.0	222	754
	-*	January/380.0	241	399
Janus Capital Group Inc.:	1	January/17.5	102	166
	2	January/20.0	177	349
Lorillard, Inc.:	1	December/60.0	146	238
Monsanto Company:	1	October/85.0	104	104
	1	October/95.0	156	224
	-*	October/100.0	85	250
	-*	January/85.0	107	219
Nike, Inc.:	1	January/50.0	229	112
Precision Castparts Corp.:	1	December/70.0	200	451
	1	December/75.0	94	381
Research In Motion Limited:	-*	December/85.0	83	522
	-*	December/90.0	124	622
Schlumberger Limited:	1	November/80.0	359	1,073
	1	January/75.0	406	917
Smith International, Inc.:	1	October/60.0	67	325
	1	January/50.0	81	218
	1	January/60.0	180	523
Southwest Airlines Co.:	5	January/12.5	365	400
Transocean Inc.:	-*	November/105.0	86	260
	1	November/115.0	166	496
	-*	January/105.0	146	403
Ultra Petroleum Corp.:	-*	December/55.0	36	95
Union Pacific Corporation:	1	November/57.5	45	77
	1	November/65.0	123	307
	1	January/62.5	176	354
Visa Inc., Class A:	1	December/55.0	145	300
	1	January/50.0	89	187
YUM! Brands, Inc.:	1	January/30.0	80	113

			$7,761	$23,918

*Not shown due to rounding as amount is less than 500.

(B)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

The Investments of Advisors Science and Technology Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Agricultural Products - 5.42%
Archer Daniels Midland Company	2,536	$55,568
Bunge Limited	986	62,286
		117,854
Application Software - 11.15%
ACI Worldwide, Inc. (A)(B)	3,773	66,318
Aspen Technology, Inc. (A)(B)	7,532	96,592
Citrix Systems, Inc. (A)	798	20,136
Lawson Software, Inc. (A)(B)	8,493	59,409
		242,455
Biotechnology - 5.60%
Amgen Inc. (A)	466	27,609
Genzyme Corporation (A)(C)	939	75,917
Isis Pharmaceuticals, Inc. (A)	1,080	18,272
		121,798
Communications Equipment - 3.93%
Research In Motion Limited (A)(C)	1,253	85,496

Computer Hardware - 2.07%
Apple Inc. (A)	395	44,917

Computer Storage & Peripherals - 0.57%
Netezza Corporation (A)	1,168	12,393

Consumer Electronics - 1.57%
Garmin Ltd. (A)	1,009	34,225

Consumer Finance - 0.67%
Global Cash Access, Inc. (A)	2,881	14,576

Data Processing & Outsourced Services - 4.65%
Euronet Worldwide, Inc. (A)	2,401	40,236
Fidelity National Information Services, Inc.	1,299	23,972
Lender Processing Services, Inc. (A)	1,206	36,801
		101,009
Diversified Chemicals - 2.51%
E.I. du Pont de Nemours and Company	922	37,161
FMC Corporation	339	17,411
		54,572
Electrical Components & Equipment - 0.85%
Power-One, Inc. (A)(B)	6,152	8,489
Ultralife Corporation (A)(B)	1,284	10,044
		18,533
Electronic Equipment & Instruments - 0.54%
IPG Photonics Corporation (A)	605	11,808

General Merchandise Stores - 0.65%
Conn's, Inc. (A)	753	14,119

Health Care Distributors - 1.00%
Animal Health International, Inc. (A)(B)	2,588	21,752

Health Care Equipment - 0.38%
Insulet Corporation (A)	584	8,148

Health Care Facilities - 1.88%
HealthSouth Corporation (A)	2,214	40,806

Health Care Services - 1.52%
HMS Holdings Corp. (A)(B)	1,380	33,113

Health Care Supplies - 0.50%
TranS1 Inc. (A)(B)	1,089	10,785

Health Care Technology - 6.97%
Cerner Corporation (A)	3,122	139,294
Eclipsys Corporation (A)	585	12,265
		151,559
Home Entertainment Software - 2.36%
Activision Blizzard, Inc. (A)	231	3,562
Nintendo Co., Ltd. (D)	112	47,677
		51,239
Industrial Machinery - 4.20%
ESCO Technologies Inc. (A)(B)	1,849	89,069
Pentair, Inc.	61	2,095
		91,164
Integrated Telecommunication Services - 1.01%
AT&T Inc.	786	21,945

Internet Software & Services - 2.20%
SAVVIS, Inc. (A)	1,256	16,917
Yahoo! Inc. (A)	1,789	30,932
		47,849
IT Consulting & Other Services - 2.23%
Telvent GIT, S.A. (D)	808	17,130
Telvent GIT, S.A.	1,328	31,268
		48,398
Life & Health Insurance - 0.88%
Amil Participacoes S.A. (D)	3,187	19,091

Oil & Gas Equipment & Services - 1.33%
ION Geophysical Corporation (A)	2,040	28,943

Oil & Gas Exploration & Production - 5.39%
Noble Energy, Inc.	2,107	117,117

Semiconductor Equipment - 0.42%
EMCORE Corporation (A)	1,865	9,239

Semiconductors - 9.82%
Cree, Inc. (A)	4,394	100,176
Maxim Integrated Products, Inc.	1,237	22,296
PMC-Sierra, Inc. (A)	5,165	38,405
Samsung Electronics Co., Ltd. (D)	115	52,470
		213,347

TOTAL COMMON STOCKS - 82.27%		$1,788,250
(Cost: $1,821,417)

CALL OPTIONS	Number of Contracts
Research In Motion Limited:
Nov 80, Expires 11-24-08	4	1,330
Dec 125, Expires 12-22-08	4	185

TOTAL CALL OPTIONS - 0.07%		$1,515
(Cost: $1,840)

PUT OPTIONS
Cerner Corporation,
Dec 40, Expires 12-22-08	1	114
Genzyme Corporation,
Jan 70, Expires 1-20-09	7	1,834
Research In Motion Limited,
Dec 90, Expires 12-22-08	4	10,383

TOTAL PUT OPTIONS - 0.57%		$12,331
(Cost: $6,317)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 13.44%
Alcon Capital Corporation (Nestle S.A.),
2.030%, 10-9-08	$15,000	14,993
Automatic Data Processing Inc.,
2.000%, 10-1-08	5,000	5,000
Bemis Company, Inc.,
2.500%, 10-15-08	2,756	2,753
BP Capital Markets p.l.c.,
2.050%, 10-23-08	5,000	4,994
Caterpillar Inc.:
2.100%, 10-28-08	18,000	17,972
2.150%, 10-30-08	5,327	5,318
Clorox Co.,
6.250%, 10-1-08	2,911	2,911
Coca-Cola Company (The),
2.100%, 10-22-08	4,000	3,995
Danaher Corporation,
1.800%, 10-3-08	10,000	9,999
Deere (John) Capital Corporation,
2.500%, 10-24-08	10,000	9,984
E.I. du Pont de Nemours and Company:
2.150%, 10-20-08	4,000	3,995
2.100%, 10-22-08	5,000	4,994
Emerson Electric Co.,
2.050%, 10-31-08	15,000	14,974
Illinois Tool Works Inc.,
2.090%, 10-16-08	10,300	10,291
Johnson & Johnson,
2.035%, 11-3-08	15,000	14,972
Kimberly-Clark Worldwide Inc.,
2.000%, 10-27-08	16,800	16,776
Merck & Co., Inc.:
1.500%, 10-15-08	2,430	2,429
2.150%, 10-16-08	10,000	9,991
Nestle Finance International Ltd.,
2.200%, 10-23-08	2,000	1,997
PACCAR Financial Corp.,
2.000%, 10-2-08	10,000	9,999
PepsiCo, Inc.:
2.525%, 10-2-08	5,000	5,000
2.050%, 10-2-08	15,000	14,999
2.040%, 10-9-08	15,000	14,993
Praxair Inc.,
2.000%, 10-9-08	10,000	9,996
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.100%, 10-7-08	8,000	7,997
2.190%, 10-17-08	5,000	4,995
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
2.200%, 10-7-08	2,000	1,999
2.100%, 10-8-08	8,000	7,997
2.100%, 10-9-08	11,000	10,995
United Parcel Service, Inc.,
1.550%, 10-2-08	15,000	14,999
Walt Disney Company (The):
2.020%, 10-14-08	15,000	14,989
2.000%, 10-22-08	15,000	14,983
		292,279
Municipal Obligations - Taxable - 0.74%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
2.650%, 10-9-08	16,000	16,000

Notes (backed by irrevocable bank letter of credit) - 0.01%
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
6.250%, 10-1-08 (E)	170	170

United States Government Obligations - 2.90%
United States Treasury Bills:
0.095%, 10-2-08	35,000	35,000
0.095%, 10-9-08	5,000	5,000
0.325%, 10-16-08	15,000	14,998
0.320%, 10-30-08	8,000	7,998
		62,996

TOTAL SHORT-TERM SECURITIES - 17.09%		$371,445
(Cost: $371,445)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,173,541
(Cost: $2,201,019)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,670,973	$11,546
Level 2 - Other Significant Observable Inputs	488,722	---
Level 3 - Significant Unobservable Inputs	---	(12,148)
Total	$2,159,695	$(602)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 7-1-08	$---	$7
Net realized gain (loss)	---	(877)
Net change in unrealized appreciation (depreciation)	---	(6,169)
Net purchases (sales)	---	(5,092)
Transfers in and/or out of Level 3	---	(17)
Ending Balance 9-30-08	$---	$(12,148)

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$---	$(7,186)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Deemed to be an affiliate due to the Fund owning at least five percent of the voting securities.

(C)Securities serve as cover for the following written options outstanding at September 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cerner Corporation:	1	December/50.0	$119	$131
Genzyme Corporation:	7	January/82.5	3,269	3,909
Research In Motion Limited:	4	December/125.0	2,850	167

			$6,238	$4,207

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Research In Motion Limited:	4	December/90.0	$5,279	$10,241

(D)Listed on an exchange outside the United States.

(E)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Securities with an aggregate market value of $100,147, representing 4.61% of total investments, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The Investments of Advisors Core Investment Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 7.96%
General Dynamics Corporation	975	$71,794
Lockheed Martin Corporation	844	92,594
Raytheon Company	1,583	84,696
		249,084
Auto Parts & Equipment - 0.51%
BorgWarner Inc.	491	16,090

Biotechnology - 2.08%
Amgen Inc. (A)	1,100	65,130

Brewers - 2.01%
Molson Coors Brewing Company, Class B	1,344	62,841

Communications Equipment - 2.99%
QUALCOMM Incorporated	1,472	63,278
Telefonaktiebolaget LM Ericsson, ADR	3,182	30,149
		93,427
Computer Hardware - 8.19%
Apple Inc. (A)	870	98,894
Hewlett-Packard Company	3,401	157,281
		256,175
Construction & Farm Machinery & Heavy Trucks - 2.63%
Deere & Company	1,659	82,125

Consumer Finance - 3.57%
American Express Company	727	25,768
Capital One Financial Corporation	1,685	85,925
		111,693
Data Processing & Outsourced Services - 0.46%
Visa Inc., Class A	237	14,556

Diversified Banks - 0.63%
Wells Fargo & Company	527	19,789

Fertilizers & Agricultural Chemicals - 1.61%
Monsanto Company	508	50,307

Food Retail - 1.12%
Kroger Co. (The)	1,270	34,886

Health Care Equipment - 6.29%
Baxter International Inc.	860	56,429
Becton, Dickinson and Company	705	56,583
Medtronic, Inc.	1,671	83,712
		196,724
Home Entertainment Software - 3.42%
Activision Blizzard, Inc. (A)	5,149	79,287
Nintendo Co., Ltd. (B)	65	27,571
		106,858
Home Improvement Retail - 1.58%
Home Depot, Inc. (The)	1,604	41,522
Sherwin-Williams Company (The)	136	7,768
		49,290
Hypermarkets & Super Centers - 2.12%
Costco Wholesale Corporation	1,022	66,353

Independent Power Producers & Energy Traders - 0.84%
NRG Energy, Inc. (A)	1,064	26,344

Industrial Gases - 0.48%
Air Products and Chemicals, Inc.	219	15,009

Integrated Oil & Gas - 3.91%
Exxon Mobil Corporation	1,576	122,372

Investment Banking & Brokerage - 4.40%
Charles Schwab Corporation (The)	5,289	137,517

Life Sciences Tools & Services - 1.78%
Thermo Fisher Scientific Inc. (A)	1,010	55,539

Oil & Gas Equipment & Services - 4.90%
National Oilwell Varco, Inc. (A)	656	32,951
Schlumberger Limited	702	54,788
Smith International, Inc.	877	51,439
Weatherford International Ltd. (A)	561	14,109
		153,287
Oil & Gas Exploration & Production - 0.70%
XTO Energy Inc.	467	21,706

Other Diversified Financial Services - 5.84%
Bank of America Corporation	1,620	56,696
J.P. Morgan Chase & Co.	2,695	125,852
		182,548
Packaged Foods & Meats - 1.31%
General Mills, Inc.	596	40,944

Pharmaceuticals - 4.50%
Abbott Laboratories	905	52,087
Novartis AG, Registered Shares (B)	1,054	55,482
Schering-Plough Corporation	1,806	33,355
		140,924
Railroads - 3.86%
Union Pacific Corporation	1,699	120,908

Restaurants - 1.31%
YUM! Brands, Inc.	1,255	40,919

Semiconductor Equipment - 1.40%
Applied Materials, Inc.	2,900	43,898

Soft Drinks - 4.26%
Coca-Cola Company (The)	2,519	133,205

Tobacco - 4.85%
Lorillard, Inc.	1,110	78,941
Philip Morris International Inc.	1,514	72,804
		151,745

TOTAL COMMON STOCKS - 91.51%		$2,862,193
(Cost: $2,640,387)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 6.17%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$2,648	2,648
Alcon Capital Corporation (Nestle S.A.),
2.030%, 10-9-08	10,000	9,996
Automatic Data Processing Inc.,
2.000%, 10-1-08	5,000	5,000
Avon Capital Corp. (Avon Products, Inc.),
2.100%, 10-6-08	10,000	9,997
Bemis Company, Inc.,
2.500%, 10-15-08	1,972	1,970
BP Capital Markets p.l.c.,
2.050%, 10-23-08	5,000	4,994
Campbell Soup Co.,
2.100%, 10-10-08	10,000	9,995
Caterpillar Inc.,
2.150%, 10-30-08	5,000	4,991
Clorox Co.,
6.250%, 10-1-08	2,000	2,000
Coca-Cola Company (The),
2.100%, 10-22-08	4,000	3,995
Emerson Electric Co.,
2.050%, 10-31-08	15,000	14,974
Illinois Tool Works Inc.,
2.200%, 10-27-08	20,000	19,968
Johnson & Johnson,
2.035%, 11-3-08	15,000	14,972
Merck & Co., Inc.:
1.500%, 10-15-08	2,000	1,999
2.150%, 10-16-08	10,000	9,991
Nestle Finance International Ltd.,
2.200%, 10-23-08	2,000	1,997
PACCAR Financial Corp.,
2.000%, 10-2-08	10,500	10,500
PepsiCo, Inc.,
2.050%, 10-2-08	5,000	5,000
Praxair Inc.,
2.100%, 10-15-08	5,270	5,266
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.100%, 10-7-08	7,000	6,998
2.250%, 10-9-08	11,600	11,594
Sara Lee Corporation:
2.770%, 10-6-08	5,000	4,998
5.500%, 10-7-08	2,500	2,498
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.200%, 10-7-08	2,000	1,999
Walt Disney Company (The),
2.000%, 10-30-08	25,000	24,960
		193,300

United States Government Obligations - 2.32%
United States Treasury Bills:
0.245%, 10-9-08	29,270	29,268
0.325%, 10-16-08	35,000	34,995
0.300%, 10-23-08	4,000	3,999
0.320%, 10-30-08	4,000	3,999
		72,261

TOTAL SHORT-TERM SECURITIES - 8.49%		$265,561
(Cost: $265,561)

TOTAL INVESTMENT SECURITIES - 100.00%		$3,127,754
(Cost: $2,905,948)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$2,779,140	$---
Level 2 - Other Significant Observable Inputs	348,614	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$3,127,754	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures and forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

Securities with an aggregate market value of $83,053, representing 2.66% of total investments, have been valued in good faith by the Valuation Committe subject to the supervision of the Board of Directors.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008